UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska 68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

4020 South 147th Street, Omaha, Nebraska 68137

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period: 12/31/11

Item 1.  Reports to Stockholders.

Annual Report

December 31, 2011

TOPSTM Protected Balanced ETF Portfolio

TOPSTM Protected Growth ETF Portfolio

TOPSTM Protected Moderate Growth ETF Portfolio

Each a series of the Northern Lights Variable Trust

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Shareholders:

For much of the last half decade, a consistent topic of discussion has been the trend of increasing correlation between U.S. and international stocks. For a 3 year period starting in 2008, major international stocks moved nearly in lockstep with the S&P 500 domestic index. In 2011, those correlation measures declined by as much as 6%, as concerns over European debt and a global slowdown drew down the EAFE international index by 12% and emerging markets stocks by over 18%. In contrast, the S&P 500 U.S. stock index finished the year with a positive return of 2.1%. Likewise, U.S. government bonds shook off interest rate and inflation concerns in 2011, as U.S. TIPS bonds and U.S. Treasuries finished the year with returns of 14% and 10% respectively. U.S. stock returns were driven by a strong finish to the year, as the S&P 500 index surged by nearly 12% in the 4th quarter.

The volatility of the U.S. stock market spiked in 2011, as popular measures of market fluctuation showed that stocks were nearly twice as volatile as long term historical averages. Highly volatile markets can be particularly unkind to stock pickers, as assumed trends can shift abruptly, resulting in the debilitation of quality stock selection decisions through bad timing. The TOPSTM strategic investment philosophy, maintaining highly diversified portfolios of global asset classes, can lessen the impact that short term swings can have on portfolio values and helps to reduce the volatility that investors experience.

With the U.S. stock market representing only 46% of the worldwide equity markets, continued exposure to international stock and bond investments is prudent and appropriate. While international positions did create a drag on performance in 2011, developed and emerging international stocks outperformed U.S. stocks considerably for the previous 10 years. Likewise, added diversification through international exposure has helped to smooth out the volatility that a 100% domestic investor would have experienced.

The TOPSTM Protected Portfolios, with built in dynamic hedging and volatility management, pursued heightened protection for investors in 2011. As market volatility increased, the TOPSTM Protected Portfolios reduced overall exposure to stock investments. While past performance is not a guarantee of future results, reducing stock exposure in periods of high market volatility can stabilize portfolio values and has historically reduced the propensity for severe market losses.

Key global investment topics for 2012 will be volatility, commodity prices, inflation, interest rates, and China. High volatility can have a profound impact on portfolio results, by altering the normal behavior of underlying asset classes. Likewise, rising commodity prices, interest rates, and inflation can lessen the impact that historically attractive fundamentals, such as stock valuations, have on short term investment results. Further, the performance of China in 2012 may have global implications on equity returns, either allowing the stock markets to realize the strong results the fundamentals forecast or retarding global growth in the short term. The TOPSTM portfolios allow investors to participate in the opportunities presented by these challenges, while strategically positioning investors to weather the downside.

Sincerely,

ValMark Advisers, Inc.

The Portfolios are Investment vehicles for variable annuity contracts. All Performance figures for the Portfolios do not include any fees or expenses that are typically charged by these contracts. If these fees and expenses were included your overall expenses would be higher. Please review your insurance contract prospectus for further description of these fees and expenses.

0210-NLD-2/2/2012

TOPSTM Protected Balanced ETF Portfolio
Portfolio Review
December 31, 2011 (Unaudited)

The Portfolio's performance figures* for the period ended December 31, 2011, as compared to its benchmark:

Performance
Since Inception**
Protected Balanced ETF Portfolio
Class 1	(1.00)%
Class 2	(1.10)%
S&P 500 Total Return Index	(1.22)%

* The performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

** Inception date is June 9, 2011.

The S&P 500 Total Return Index is an unmanaged index. Index returns assume reinvestment of dividends.  Investors may not invest in the index directly; unlike the Portfolio's returns, the Index does not reflect any fees or expenses.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Debt Funds	42.9%
Equity Funds	44.5%
Other/Cash & Cash Equivalents	12.6%
100.0%

TOPSTM Protected Growth ETF Portfolio
Portfolio Review
December 31, 2011 (Unaudited)

The Portfolio's performance figures* for the period ended December 31, 2011, as compared to its benchmark:

Performance
Since Inception**
Protected Growth ETF Portfolio
Class 1	(5.70)%
Class 2	(5.80)%
S&P 500 Total Return Index	(5.21)%

* The performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

** Inception date is April 26, 2011.

The S&P 500 Total Return Index is an unmanaged index. Index returns assume reinvestment of dividends.  Investors may not invest in the index directly; unlike the Portfolio's returns, the Index does not reflect any fees or expenses.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Debt Funds	11.6%
Equity Funds	75.2%
Other/Cash & Cash Equivalents	13.2%
100.0%

TOPSTM Protected Moderate Growth ETF Portfolio
Portfolio Review
December 31, 2011 (Unaudited)

The Portfolio's performance figures* for the period ended December 31, 2011, as compared to its benchmark:

Performance
Since Inception**
Protected Moderate Growth ETF Portfolio
Class 1	(1.80)%
Class 2	(1.70)%
S&P 500 Total Return Index	(1.22)%

* The performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

** Inception date is June 9, 2011.

The S&P 500 Total Return Index is an unmanaged index. Index returns assume reinvestment of dividends.  Investors may not invest in the index directly; unlike the Portfolio's returns, the Index does not reflect any fees or expenses.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Debt Funds	29.1%
Equity Funds	57.2%
Other/Cash & Cash Equivalents	13.7%
100.0%

TOPSTM Protected Balanced ETF Portfolio
Portfolio of Investments
December 31, 2011
Shares		Value

	EXCHANGE TRADED FUNDS - 87.4%
	DEBT FUNDS - 42.9%
14,422	iShares Barclays 7-10 Year Treasury Bond Fund	$ 1,522,531
27,809	iShares Barclays TIPS Bond Fund	3,245,032
12,094	iShares iBoxx $ High Yield Corporate Bond Fund	1,081,566
13,335	iShares iBoxx Investment Grade Corporate Bond Fund	1,516,990
18,171	PowerShares Senior Loan Portfolio	432,652
28,650	SPDR Barclays Capital Short Term Corporate Bond ETF	862,652
22,853	SPDR DB International Government Inflation-Protected Bond ETF	1,297,136
8,888	WisdomTree Emerging Markets Local Debt Fund	432,312
		10,390,871
	EQUITY FUNDS - 44.5%
19,112	First Trust BICK Index Fund	433,460
13,084	Guggenheim Timber ETF	216,409
22,347	iShares S&P 500 Growth Index Fund	1,506,635
33,534	iShares S&P 500 Value Index Fund	1,939,271
14,682	iShares S&P MidCap 400 Index Fund	1,286,290
12,506	iShares S&P SmallCap 600 Index Fund	853,910
20,389	SPDR Dow Jones International Real Estate ETF	648,982
9,952	SPDR Dow Jones REIT ETF	640,909
4,404	SPDR S&P Global Natural Resources ETF	215,884
2,141	Vanguard Energy ETF	215,834
5,593	Vanguard FTSE All-World ex-US Small-Cap ETF	433,737
43,722	Vanguard FTSE All-World ex-US ETF	1,733,577
2,949	Vanguard Materials ETF	215,660
11,309	Vanguard MSCI Emerging Markets ETF	432,117
		10,772,675

	TOTAL EXCHANGE TRADED FUNDS (Cost - $21,436,858)	21,163,546

	SHORT-TERM INVESTMENT - 10.2%
	MONEY MARKET FUND - 10.2%
2,462,084	Invesco Short-Term Investments Trust - Liquid Assets Portfolio,
	to yield 0.06% (a) (Cost - $2,462,084)	2,462,084

	TOTAL INVESTMENTS - 97.6% (Cost - $23,898,942) (b)	$ 23,625,630
	OTHER ASSETS LESS LIABILITIES - 2.4%	592,448
	TOTAL NET ASSETS - 100.0%	$ 24,218,078

See accompanying notes to financial statements.
TOPSTM Protected Balanced ETF Portfolio
Portfolio of Investments (Continued)
December 31, 2011

(a) Money market fund; interest rate reflects seven-day effective yield on December 31, 2011.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $23,911,430 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 237,555
	Unrealized depreciation:	(523,355)
	Net unrealized depreciation:	$ (285,800)

Short		Unrealized
Contracts		Loss
	OPEN SHORT FUTURES CONTRACTS
(18)	MSCI EAFE Index Mini March 2012
	(Underlying Face Amount at Value $1,268,460)	$ (14,495)
(20)	MSCI Emerging Market Index Mini March 2012
	(Underlying Face Amount at Value $921,500)	(5,725)
(18)	Russell 2000 Index Mini March 2012
	(Underlying Face Amount at Value $1,329,840)	(15,015)
(25)	S&P 500 Index E-Mini March 2012
	(Underlying Face Amount at Value $1,565,625)	(28,605)
(11)	S&P Midcap 400 Index E-Mini March 2012
	(Underlying Face Amount at Value $965,030)	(8,410)

	Net Unrealized Loss from Open Short Futures Contracts	$ (72,250)

See accompanying notes to financial statements.

TOPSTM Protected Growth ETF Portfolio
Portfolio of Investments
December 31, 2011
Shares		Value

	EXCHANGE TRADED FUNDS - 86.8%
	DEBT FUNDS - 11.6%
15,828	iShares Barclays TIPS Bond Fund	$ 1,846,969
13,784	iShares iBoxx $ High Yield Corporate Bond Fund	1,232,703
18,974	WisdomTree Emerging Markets Local Debt Fund	922,895
		4,002,567
	EQUITY FUNDS - 75.2%
40,650	First Trust BICK Index Fund	921,942
37,207	Guggenheim Timber ETF	615,404
59,149	iShares S&P 500 Growth Index Fund	3,987,826
53,057	iShares S&P 500 Value Index Fund	3,068,286
41,864	iShares S&P MidCap 400 Index Fund	3,667,705
57,952	iShares S&P SmallCap 600 Index Fund	3,956,963
28,917	SPDR Dow Jones International Real Estate ETF	920,428
9,481	SPDR Dow Jones REIT ETF	610,577
18,762	SPDR S&P Global Natural Resources ETF	919,713
3,047	Vanguard Energy ETF	307,168
7,953	Vanguard FTSE All-World ex-US Small-Cap ETF	616,755
131,900	Vanguard FTSE All-World ex-US ETF	5,229,835
4,200	Vanguard Materials ETF	307,146
24,146	Vanguard MSCI Emerging Markets ETF	922,619
		26,052,367

	TOTAL EXCHANGE TRADED FUNDS (Cost - $29,917,080)	30,054,934

	SHORT-TERM INVESTMENT - 7.6%
	MONEY MARKET FUND - 7.6%
2,651,380	Invesco Short-Term Investments Trust - Liquid Assets Portfolio,
	to yield 0.06% (a) (Cost - $2,651,380)	2,651,380

	TOTAL INVESTMENTS - 94.4% (Cost - $32,568,460) (b)	$ 32,706,314
	OTHER ASSETS LESS LIABILITIES - 5.6%	1,929,355
	TOTAL NET ASSETS - 100.0%	$ 34,635,669

See accompanying notes to financial statements.
TOPSTM Protected Growth ETF Portfolio
Portfolio of Investments (Continued)
December 31, 2011

(a) Money market fund; interest rate reflects seven-day effective yield on December 31, 2011.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $32,659,481 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 515,213
	Unrealized depreciation:	(468,380)
	Net unrealized appreciation:	$ 46,833

Short		Unrealized
Contracts		Loss
	OPEN SHORT FUTURES CONTRACTS
(50)	MSCI EAFE Index Mini March 2012
	(Underlying Face Amount at Value $3,523,500)	$ (43,575)
(46)	MSCI Emerging Market Index Mini March 2012
	(Underlying Face Amount at Value $2,119,450)	(15,770)
(49)	Russell 2000 Index Mini March 2012
	(Underlying Face Amount at Value $3,620,120)	(49,935)
(54)	S&P 500 Index E-Mini March 2012
	(Underlying Face Amount at Value $3,381,750)	(61,777)
(29)	S&P Midcap 400 Index E-Mini March 2012
	(Underlying Face Amount at Value $2,544,170)	(34,940)

	Net Unrealized Loss from Open Short Futures Contracts	$ (205,997)

See accompanying notes to financial statements.

TOPSTM Protected Moderate Growth ETF Portfolio
Portfolio of Investments
December 31, 2011
Shares		Value

	EXCHANGE TRADED FUNDS - 86.3%
	DEBT FUNDS - 29.1%
29,871	iShares Barclays TIPS Bond Fund	$ 3,485,647
19,495	iShares iBoxx $ High Yield Corporate Bond Fund	1,743,438
21,480	iShares iBoxx Investment Grade Corporate Bond Fund	2,443,565
29,299	PowerShares Senior Loan Portfolio	697,609
34,619	SPDR Barclays Capital Short Term Corporate Bond ETF	1,042,378
24,523	SPDR DB International Government Inflation-Protected Bond ETF	1,391,925
14,319	WisdomTree Emerging Markets Local Debt Fund	696,476
		11,501,038
	EQUITY FUNDS- 57.2%
30,713	First Trust BICK Index Fund	696,571
42,166	Guggenheim Timber ETF	697,426
51,469	iShares S&P 500 Growth Index Fund	3,470,040
48,059	iShares S&P 500 Value Index Fund	2,779,252
39,462	iShares S&P MidCap 400 Index Fund	3,457,266
40,342	iShares S&P SmallCap 600 Index Fund	2,754,552
32,799	SPDR Dow Jones International Real Estate ETF	1,043,992
10,713	SPDR Dow Jones REIT ETF	689,917
14,180	SPDR S&P Global Natural Resources ETF	695,104
3,447	Vanguard Energy ETF	347,492
9,003	Vanguard FTSE All-World ex-US Small-Cap ETF	698,183
105,531	Vanguard FTSE All-World ex-US ETF	4,184,304
4,754	Vanguard Materials ETF	347,660
18,226	Vanguard MSCI Emerging Markets ETF	696,415
		22,558,174

	TOTAL EXCHANGE TRADED FUNDS (Cost - $33,923,725)	34,059,212

	SHORT-TERM INVESTMENT - 10.0%
	MONEY MARKET FUND - 10.0%
3,920,191	Invesco Short-Term Investments Trust - Liquid Assets Portfolio,
	to yield 0.06% (a) (Cost - $3,920,191)	3,920,191

	TOTAL INVESTMENTS - 96.3% (Cost - $37,843,916) (b)	$ 37,979,403
	OTHER ASSETS LESS LIABILITIES - 3.7%	1,470,287
	TOTAL NET ASSETS - 100.0%	$ 39,449,690
See accompanying notes to financial statements.
TOPSTM Protected Moderate Growth ETF Portfolio
Portfolio of Investments (Continued)
December 31, 2011

(a) Money market fund; interest rate reflects seven-day effective yield on December 31, 2011.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $37,929,492 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 777,659
	Unrealized depreciation:	(727,748)
	Net unrealized appreciation:	$ 49,911

Short		Unrealized
Contracts		Loss
	OPEN SHORT FUTURES CONTRACTS
(39)	MSCI EAFE Index Mini March 2012
	(Underlying Face Amount at Value $2,748,330)	$ (27,075)
(41)	MSCI Emerging Market Index Mini March 2012
	(Underlying Face Amount at Value $1,889,075)	(10,365)
(41)	Russell 2000 Index Mini March 2012
	(Underlying Face Amount at Value $3,029,080)	(37,515)
(47)	S&P 500 Index E-Mini March 2012
	(Underlying Face Amount at Value $2,943,375)	(53,287)
(28)	S&P Midcap 400 Index E-Mini March 2012
	(Underlying Face Amount at Value $2,456,440)	(25,570)

	Net Unrealized Loss from Open Short Futures Contracts	$ (153,812)

TOPSTM Protected ETF Portfolios

Statements of Assets and Liabilities
December 31, 2011

	Protected	Protected	Protected
	Balanced	Growth	Moderate Growth
Assets:	ETF Portfolio	ETF Portfolio	ETF Portfolio
Investments in securities, at cost	$ 23,898,942	$ 32,568,460	$ 37,843,916
Investments in securities, at value	$ 23,625,630	$ 32,706,314	$ 37,979,403
Cash	17,115	267,573	248,460
Deposits with Broker	596,866	1,617,228	1,307,141
Receivable for fund shares sold	209,138	603,793	859,125
Receivable for securities sold	183,867	109,015	309,871
Interest and dividends receivable	29,236	7,546	34,942
Total Assets	24,661,852	35,311,469	40,738,942
Liabilities:
Payable for securities purchased	356,739	392,630	1,063,019
Due to broker - Variation margin	72,250	205,997	153,812
Payable for fund shares redeemed	2,647	63,227	51,885
Accrued investment advisory fees	5,627	7,178	9,478
Accrued distribution (12b-1) fees	4,636	4,376	7,899
Administrative services fee payable	1,875	2,392	3,159
Total Liabilities	443,774	675,800	1,289,252
Net Assets	$ 24,218,078	$ 34,635,669	$ 39,449,690
Net Assets:
Paid in capital
($0 par value, unlimited shares authorized)	$ 24,305,956	$ 34,763,163	$ 39,548,078
Undistributed net investment income	235,038	313,767	410,360
Accumulated net realized gain (loss)
on investments and futures contracts	22,646	(373,118)	(490,423)
Net unrealized depreciation on
investments and futures contracts	(345,562)	(68,143)	(18,325)
Net Assets	$ 24,218,078	$ 34,635,669	$ 39,449,690

Class 1 Shares:
Net assets	$ 685,495	$ 9,242,209	$ 20,179
Total shares outstanding at end of period	69,263	979,896	2,054

Net asset value, offering and redemption
price per share
(Net assets ÷ Total shares of beneficial
interest outstanding)	$ 9.90	$ 9.43	$ 9.82

Class 2 Shares:
Net assets	$ 23,532,583	$ 25,393,460	$ 39,429,511
Total shares outstanding at end of period	2,380,313	2,694,758	4,010,303

Net asset value, offering and redemption
price per share
(Net assets ÷ Total shares of beneficial
interest outstanding)	$ 9.89	$ 9.42	$ 9.83

See accompanying notes to financial statements.

TOPSTM Protected ETF Portfolios

Statements of Operations
For the Period Ended December 31, 2011(a)

	Protected	Protected	Protected
	Balanced	Growth	Moderate Growth
	ETF Portfolio	ETF Portfolio	ETF Portfolio
Investment Income:
Dividend income	$ 277,839	$ 347,377	$ 479,873
Interest income	443	477	646
Total Investment Income	278,282	347,854	480,519
Expenses:
Investment advisory fees	20,152	17,639	32,581
Distribution fees (12b-1) - Class 2 Shares	16,374	10,568	26,718
Administrative services fees	6,718	5,880	10,860
Total expenses	43,244	34,087	70,159
Net Investment Income	235,038	313,767	410,360
Net Realized and Unrealized
Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	940	(153,327)	(56,493)
Futures contracts	20,498	(219,986)	(435,426)
	21,438	(373,313)	(491,919)
Distributions of realized gains by
underlying investment companies	1,208	195	1,496
Total net realized gain (loss)	22,646	(373,118)	(490,423)
Net change in unrealized appreciation
(depreciation) on:
Investments	(273,312)	137,854	135,487
Futures contracts	(72,250)	(205,997)	(153,812)
	(345,562)	(68,143)	(18,325)
Net Realized and Unrealized
Loss on Investments	(322,916)	(441,261)	(508,748)
Net Decrease in Net Assets
Resulting from Operations	$ (87,878)	$ (127,494)	$ (98,388)

(a) Reflects operations for the period from April 26, 2011 (commencement of operations) to December 31, 2011 for the Protected Growth ETF Portfolio and for the period from June 9, 2011 (commencement of operations) to December 31, 2011 for the Protected Balanced ETF Portfolio and Protected Moderate Growth ETF Portfolio.

See accompanying notes to financial statements.

TOPSTM Protected ETF Portfolios

Statements of Changes in Net Assets(a)

	Protected	Protected	Protected
	Balanced	Growth	Moderate Growth
	ETF Portfolio	ETF Portfolio	ETF Portfolio
	Period Ended	Period Ended	Period Ended
	December 31, 2011	December 31, 2011	December 31, 2011
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$ 235,038	$ 313,767	$ 410,360
Net realized gain (loss) on investments
and futures contracts	21,438	(373,313)	(491,919)
Distributions of realized gains
by underlying investment companies	1,208	195	1,496
Net change in unrealized
appreciation (depreciation) on
investments and futures contracts	(345,562)	(68,143)	(18,325)
Net decrease in net assets
resulting from operations	(87,878)	(127,494)	(98,388)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	1,684,449	10,235,394	1,019,937
Class 2	26,133,031	29,490,276	43,983,012
Cost of shares redeemed
Class 1	(1,010,990)	(937,226)	(988,990)
Class 2	(2,500,534)	(4,025,281)	(4,465,881)
Net increase in net assets from share
transactions of beneficial interest	24,305,956	34,763,163	39,548,078
Total increase in net assets	24,218,078	34,635,669	39,449,690
Net Assets:
Beginning of period	-	-	-
End of period	$ 24,218,078	$ 34,635,669	$ 39,449,690
Undistributed net investment income
at end of period	$ 235,038	$ 313,767	$ 410,360

SHARES ACTIVITY
Class 1
Shares Sold	169,262	1,079,973	102,053
Shares Redeemed	(99,999)	(100,077)	(99,999)
Net increase in shares of beneficial
interest outstanding	69,263	979,896	2,054

Class 2
Shares Sold	2,633,633	3,120,349	4,466,143
Shares Redeemed	(253,320)	(425,591)	(455,840)
Net increase in shares of beneficial
interest outstanding	2,380,313	2,694,758	4,010,303

(a) Reflects operations for the period from April 26, 2011 (commencement of operations) to December 31, 2011 for the Protected Growth ETF Portfolio and for the period from June 9, 2011 (commencement of operations) to December 31, 2011 for the Protected Balanced ETF Portfolio and Protected Moderate Growth ETF Portfolio.

See accompanying notes to financial statements.

TOPSTM Protected ETF Portfolios

Financial Highlights
Protected Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares	Class 2 Shares
	Period Ending	Period Ending
	December 31, 2011(a)	December 31, 2011(a)

Net asset value, beginning of period	$ 10.00	$ 10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.25	0.19
Net realized and unrealized loss
on investments and futures contracts	(0.35)	(0.30)
Total loss from
investment operations	(0.10)	(0.11)

Net asset value, end of period	$ 9.90	$ 9.89

Total return (d)	(1.00)%	(1.10)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 685	$ 23,533
Ratio of expenses to
average net assets (e) (f)	0.40%	0.65%
Ratio of net investment income to
average net assets (c) (e) (f)	4.47%	3.46%
Portfolio turnover rate (g)	10%	10%

(a) The Protected Balanced ETF Portfolio commenced operations on June 9, 2011.
(b) Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e) Does not include the expenses of the investment companies in which the Portfolio invests.
(f) Annualized.
(g) Not annualized.

See accompanying notes to financial statements.

TOPSTM Protected ETF Portfolios

Financial Highlights
Protected Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares	Class 2 Shares
	Period Ending	Period Ending
	December 31, 2011(a)	December 31, 2011(a)

Net asset value, beginning of period	$ 10.00	$ 10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.36	0.34
Net realized and unrealized loss
on investments and futures contracts	(0.93)	(0.92)
Total loss from
investment operations	(0.57)	(0.58)

Net asset value, end of period	$ 9.43	$ 9.42

Total return (d)	(5.70)%	(5.80)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 9,242	$ 25,393
Ratio of expenses to
average net assets (e) (f)	0.40%	0.65%
Ratio of net investment income to
average net assets (c) (e) (f)	5.59%	5.18%
Portfolio turnover rate (g)	28%	28%

(a) The Protected Growth ETF Portfolio commenced operations on April 26, 2011.
(b) Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e) Does not include the expenses of the investment companies in which the Portfolio invests.
(f) Annualized.
(g) Not annualized.

See accompanying notes to financial statements.

TOPSTM Protected ETF Portfolios

Financial Highlights
Protected Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares	Class 2 Shares
	Period Ending	Period Ending
	December 31, 2011(a)	December 31, 2011(a)

Net asset value, beginning of period	$ 10.00	$ 10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.14	0.21
Net realized and unrealized loss
on investments and futures contracts	(0.32)	(0.38)
Total loss from
investment operations	(0.18)	(0.17)

Net asset value, end of period	$ 9.82	$ 9.83

Total return (d)	(1.80)%	(1.70)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 20	$ 39,430
Ratio of expenses to
average net assets (e) (f)	0.40%	0.65%
Ratio of net investment income to
average net assets (c) (e) (f)	2.39%	3.78%
Portfolio turnover rate (g)	7%	7%

(a) The Protected Moderate Growth ETF Portfolio commenced operations on June 9, 2011.
(b) Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e) Does not include the expenses of the investment companies in which the Portfolio invests.
(f) Annualized.
(g) Not annualized.

See accompanying notes to financial statements.

TOPSTM Protected ETF Portfolios

NOTES TO FINANCIAL STATEMENTS

December 31, 2011

1.

ORGANIZATION

The TOPSTM Protected ETF Portfolios (each a “Portfolio”, collectively the “Portfolios”) is comprised of three different actively managed portfolios. Each Portfolio is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Portfolios are intended to be funding vehicles for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of each portfolio is as follows:

Portfolio	Primary Objective
Protected Balanced ETF Portfolio	Income and capital appreciation with less volatility than the fixed income and equity markets as a whole.

Protected Growth ETF Portfolio	Capital appreciation with less volatility than the equity markets as a whole.

Protected Moderate Growth Portfolio	Capital appreciation with less volatility than the equity markets as a whole.

The Portfolios currently offer two classes of shares: Class 1 Shares and Class 2 Shares.  Each class of shares of the Portfolios has identical rights and privileges with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Portfolios’ share classes differ in the fees and expenses charged to shareholders. The Portfolios’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

TOPSTM Protected ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2011

Valuation of Fund of Funds - The Portfolios may invest in portfolios of open-end investment companies (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board of directors of the open-end funds.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2011 for each Portfolio’s investments measured at fair value:

TOPS Protected Balanced ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 10,390,871	$ -	$ -	$ 10,390,871
Equity Funds	10,772,675	-	-	10,772,675
Short-Term Investment	2,462,084	-	-	2,462,084
Total	$ 23,625,630	$ -	$ -	$ 23,625,630

Liabilities	Level 1	Level 2	Level 3	Total
Short Futures Contracts	$ 72,250	$ -	$ -	$ 72,250
Total	$ 72,250	$ -	$ -	$ 72,250
TOPS Protected Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 4,002,567	$ -	$ -	$ 4,002,567
Equity Funds	26,052,367	-	-	26,052,367
Short-Term Investment	2,651,380	-	-	2,651,380
Total	$ 32,706,314	$ -	$ -	$ 32,706,314

Liabilities	Level 1	Level 2	Level 3	Total
Short Futures Contracts	$ 205,997	$ -	$ -	$ 205,997
Total	$ 205,997	$ -	$ -	$ 205,997

TOPS Protected Moderate Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 11,501,038	$ -	$ -	$ 11,501,038
Equity Funds	22,558,174	-	-	22,558,174
Short-Term Investment	3,920,191	-	-	3,920,191
Total	$ 37,979,403	$ -	$ -	$ 37,979,403

Liabilities	Level 1	Level 2	Level 3	Total
Short Futures Contracts	$ 153,812	$ -	$ -	$ 153,812
Total	$ 153,812	$ -	$ -	$ 153,812

The Portfolios did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 or Level 2 during the current period presented. It is the Portfolios’ policy to record transfers into or out of Level 1 or Level 2 at the end of the period.

*Cumulative appreciation (depreciation) of futures contracts is reported in the above table.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income and distributions from net realized capital gains if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on ex-date and are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Portfolios.

Federal income tax – It is each Portfolio’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

TOPSTM Protected ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2011

Each Portfolio will recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed each Portfolio’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in each Portfolio’s 2011 tax returns. Each Portfolio identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Portfolios make significant investments; however, the Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Futures Contracts – The Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. The Portfolios may purchase or sell futures contracts to hedge against market risk and to reduce return volatility.   Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position).    During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio’s basis in the contract.   If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Portfolio segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.   Risks may exceed amounts recognized in the Statements of Assets and Liabilities.    With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The derivative instruments outstanding as of December 31, 2011 as disclosed in the Portfolios of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Portfolios.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific Portfolio are charged to that Portfolio.  Expenses, which are not readily identifiable to a specific Portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred.  However, based on experience, the Portfolios expect the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the period ended December 31, 2011, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, were as follows:

Portfolio	Purchases	Sales
Protected Balanced ETF Portfolio	$ 22,567,463	$ 1,131,545
Protected Growth ETF Portfolio	32,536,600	2,466,194
Protected Moderate Growth ETF Portfolio	35,344,733	1,364,516

TOPSTM Protected ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2011

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Portfolios are overseen by the Board, which is responsible for the overall management of the Portfolios. ValMark Advisers, Inc. serves as the Portfolios’ Investment Advisor (the “Advisor”). The Advisor has engaged Milliman, Inc. as the Portfolios’ Sub-Advisor (the “Sub-Advisor”). The Portfolios have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, transfer agent services and custody administration services. A Trustee and certain officers of the Portfolios are also officers of GFS, and are not paid any fees directly by the Portfolios for serving in such capacities.

Pursuant to an Advisory Agreement with the Portfolios, the Advisor, under the oversight of the Board, directs the daily investment operations of the Portfolios and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Portfolios pay the Advisor a management fee, computed on average daily net assets and accrued daily and paid monthly, at an annual rate of 0.10% of each Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, the Advisor pays the Sub-Advisor a fee, which is computed and accrued daily and paid monthly.

The Portfolios have adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the sale and distribution of Class 2 shares. The fee is calculated at an annual rate of 0.25% of the average daily net assets attributable to each Portfolio’s Class 2 shares and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution related activities and/or maintenance of each Portfolio’s shareholder accounts, not otherwise required to be provided by the Advisor.  The distributor is an affiliate of GFS.

Pursuant to the terms of an administrative servicing agreement with GFS, each Portfolio pays to GFS a monthly fee for all operating expenses of the Portfolio, which is calculated by each Portfolio on its average daily net assets. Operating expenses include but are not limited to Fund Accounting, Fund Administration, Transfer Agency, Legal Fees, Audit Fees, Compliance Services, Shareholder Reporting Expense and Custody Fees. The approved entities may be affiliates of GFS. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Portfolios.

Certain affiliates of GFS provide ancillary services to the Portfolios as follows:

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from GFS under the administrative servicing agreement.

GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Portfolios on an ad-hoc basis.   For the provision of these services, GemCom receives customary fees from GFS under the administrative servicing agreement.

TOPSTM Protected ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2011

5. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of the control of the Portfolio, under section 2(a) 9 of the Act. As of December 31, 2011, ownership percentages of the voting securities of each Portfolio that may be deemed to control each Portfolio was as follows:

The Trust has no knowledge as to whether all or any portfion of the shares owned of record are also owned beneficially.

6. TAX COMPONENTS OF CAPITAL

As of December 31, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital	Post	Unrealized	Total
	Ordinary	Long-Term	Loss Carry	October &	Appreciation/	Accumulated
	Income	Capital Gains	Forwards	Other Losses	(Depreciation)	Deficits
Protected Balanced ETF	$ 235,038	$ -	$ (37,116)	$ -	$ (285,800)	$ (87,878)
Protected Growth ETF	313,767	-	(488,094)	-	46,833	(127,494)
Protected Moderate Growth ETF	410,360	-	(558,659)	-	49,911	(98,388)

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated net investment income (loss) and accumulated net realized gain (loss) are primarily attributable to the tax deferral of losses on wash sales and mark-to-market on open Section 1256 contracts.

At December 31, 2011, the following Portfolios had capital loss carryforwards for federal income tax purposes available to offset future capital gains as follows:

	Short-Term	Long-Term	Total
Protected Balanced ETF	$ 7,273	$ 29,843	$ 37,116
Protected Growth ETF	232,699	255,395	488,094
Protected Moderate Growth ETF	206,610	352,049	558,659

TOPSTM Protected ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2011

7. NEW ACCOUNTING PRONOUNCEMENT

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Portfolios’ financial statements.

8. SUBSEQUENT EVENTS

The Portfolios are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Portfolios are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has determined that there were no subsequent events to report through the issuance of these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of TOPS Protected Balanced ETF Portfolio,

TOPS Protected Growth ETF Portfolio, TOPS Protected Moderate Growth ETF Portfolio

and the Board of Trustees of Northern Lights Variable Trust

We have audited the accompanying statements of assets and liabilities of TOPS Protected Balanced ETF Portfolio, TOPS Protected Growth ETF Portfolio and TOPS Protected Moderate Growth ETF Portfolio, each a series of shares of beneficial interest of Northern Lights Variable Trust (the “Portfolios”), including the portfolios of investments, as of December 31, 2011, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the period April 26, 2011 (commencement of operations for TOPS Protected Growth ETF Portfolio) through December 31,2011, and for the period June 9, 2011 (commencement of operations for TOPS Protected Balanced ETF Portfolio and TOPS Protected Moderate Growth ETF Portfolio) through December 31, 2011.  These financial statements and financial highlights are the responsibility of the Portfolios’ management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2011 by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of TOPS Protected Balanced ETF Portfolio, TOPS Protected Growth ETF Portfolio and TOPS Protected Moderate Growth ETF Portfolio as of December 31, 2011, and the results of their operations, the changes in their net assets, and their financial highlights for the period April 26, 2011 through December 31,2011 for TOPS Protected Growth ETF Portfolio, and for the period June 9, 2011  through December 31, 2011 for TOPS Protected Balanced ETF Portfolio and TOPS Protected Moderate Growth ETF Portfolio, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

February 14, 2012

TOPSTM Protected ETF Portfolios

EXPENSE EXAMPLES

December 31, 2011 (Unaudited)

As a shareholder of the Portfolios, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2011 through December 31, 2011.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or other expenses charged by your insurance contract or separate account.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual	Hypothetical (5% return before expenses)
Class 1	Portfolio’s Annualized Expense Ratio	Beginning Account Value 7-1-11	Ending Account Value 12-31-11	Expenses Paid During Period	Ending Account Value 12-31-11	Expenses Paid During Period*
Protected Balanced ETF Portfolio	0.40%	$1,000.00	$979.20	$2.00	$1,023.19	$2.04
Protected Growth ETF Portfolio	0.40%	$1,000.00	$956.40	$1.97	$1,023.19	$2.04
Protected Moderate Growth ETF Portfolio	0.40%	$1,000.00	$967.50	$1.98	$1,023.19	$2.04

TOPSTM Protected ETF Portfolios

EXPENSE EXAMPLES (Continued)

December 31, 2011 (Unaudited)

			Actual		Hypothetical (5% return before expenses)
Class 2	Portfolio’s Annualized Expense Ratio	Beginning Account Value 7-1-11	Ending Account Value 12-31-11	Expenses Paid During Period	Ending Account Value 12-31-11	Expenses Paid During Period*
Protected Balanced ETF Portfolio	0.65%	$1,000.00	$978.20	$3.24	$1,021.93	$3.31
Protected Growth ETF Portfolio	0.65%	$1,000.00	$955.40	$3.20	$1,021.93	$3.31
Protected Moderate Growth ETF Portfolio	0.65%	$1,000.00	$968.50	$3.23	$1,021.93	$3.31

*Expenses are equal to the average account value over the period, multiplied by each Portfolio’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

TOPSTM Protected ETF Portfolios

SUPPLEMENTAL INFORMATION

December 31, 2011 (Unaudited)

Approval of Advisory Agreement – TOPS Portfolios

In connection with a meeting held on February 23, 2011, the Board of Trustees (the “Board”) of the Northern Lights Variable Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between ValMark Advisers, Inc. (“ValMark” or the “Adviser”) and the Trust, on behalf TOPSTM Protected Balanced ETF Portfolio (“Protected Balanced”), TOPSTM Protected Moderate Growth ETF Portfolio (“Protected Moderate Growth”) and TOPSTM Protected Growth ETF Portfolio (“Protected Growth “) (each a “Portfolio” or collectively the “Portfolios”).  In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of a peer group of funds and appropriate indices with respect to the Portfolios; (b) the Portfolios’ overall fees and operating expenses compared with similar mutual funds; (c) the overall organization of the Adviser; (d) investment management staffing; and (e) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding the Portfolios’ investment strategies.  The Trustees discussed the nature of ValMark’s operations, ValMark's financial resources based on its financial statements, the quality of ValMark’s compliance infrastructure and the experience of its fund management personnel.  The Trustees also discussed with ValMark representatives the current disposition of client litigation and regulatory actions as well as remedial steps taken by ValMark.  The Trustees concluded that ValMark has the ability to provide a level of service consistent with the Board’s expectations.

Performance.  Because the Portfolios have not yet commenced operations, the Trustees could not consider the investment performance of the Portfolios.  However, the Board, including the Independent Trustees, considered prior performance information based on hypothetical returns that would have been achieved by retroactively applying the Adviser's TOPS models to past market conditions.  The Board concluded that the Adviser has the potential to deliver favorable performance.

Fees and Expenses.  The Board noted that ValMark intends to charge a 0.10% annual advisory fee based on the average net assets of the Protected Balanced, Protected Moderate Growth and Protected Growth Portfolios.  The Trustees concluded that the Portfolios’ advisory fee, as well as its overall expense ratio, was acceptable in light of the quality of the services the Portfolios expect to receive from the Adviser and the level of fees paid by a peer group of other similarly managed mutual funds selected by ValMark and the level of fees paid by other clients of ValMark.

Economies of Scale.  The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Portfolios and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that based on the proposed advisory fees, shareholders will immediately benefit from anticipated economies of scale.

 Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by ValMark in connection with the operation of the Portfolios, based on materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Portfolios. They also noted that ValMark is not expected to realize any other profits related to the Portfolios. The Trustees concluded that because of the relatively low advisory fees and the Portfolios’ expected asset level, the Board was satisfied that ValMark’s level of profitability from its relationship with the Portfolios would not be excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the shareholders of the Portfolios.

TOPSTM Protected ETF Portfolios

SUPPLEMENTAL INFORMATION (Continued)

December 31, 2011 (Unaudited)

Approval of Sub-Advisory Agreement

In connection with a meeting held on February 23, 2011, the Board of the Trust, including a majority of the Independent Trustees, discussed the approval of the separate sub-advisory agreement between ValMark and Milliman, Inc. (“Milliman” or the “Sub-Adviser”) with respect to the Protected Balanced, Protected Moderate Growth and Protected Growth Portfolios (the “Protected Portfolios”) (the “Sub-Advisory Agreement”). In considering the proposed Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement. These materials included: (a) information on the investment performance of and fees charged to the Sub-Adviser’s separately managed accounts that are similar to the Protected Portfolios; (b) the resources available with respect to compliance with the Protected Portfolios’ investment policies and restrictions and with policies on personal securities transactions; (c) the overall organization and financial strength of the Sub-Adviser; (d) investment management staffing, a description of the investment management services to be provided and the Sub-Adviser's estimated cost of providing investment management services.

In its consideration of the proposed Sub-Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Sub-Advisory Agreement include the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of the Sub-Adviser’s operations, the quality of Sub-Adviser’s compliance infrastructure and the experience of its fund management personnel.  The Trustees concluded that Sub-Adviser’s has the ability to provide a level of service consistent with the Board’s expectations.

Performance.  Because the Protected Portfolios have not yet commenced operations, the Trustees could not consider the investment performance of the Sub-Adviser.  However, the Board, including the Independent Trustees, considered the Sub-Adviser’s past performance with its separately managed accounts that are similar to the Protected Portfolios. The Board concluded that the Sub-Adviser has the potential to deliver favorable performance.

Fees and Expenses.  The Board then discussed the proposed fees to be paid to the Sub-Adviser and concluded that the Protected Portfolios’ sub-advisory fees, as well as each Protected Portfolio's overall expense ratio, were acceptable in light of the quality of the services the Protected Portfolios expected to receive from the Sub-Adviser and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale.  The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Protected Portfolios and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that based on the proposed sub-advisory fees, shareholders will immediately benefit from anticipated economies of scale.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Sub-Adviser in connection with the operation of the Protected Portfolios, based on the materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Protected Portfolios.  They also noted that the Sub-Adviser does not expect any other profits from activities related to the Protected Portfolios.  The Trustees concluded that because of the Protected Portfolios’ expected asset levels and relatively low sub-advisory fees, they were satisfied that the Sub-Adviser’s level of profitability from its relationship with the Protected Portfolios would not be excessive.

Conclusion.  Having requested and received such information from the Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the Sub-Advisory fee structure is reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the Trust and the Protected Portfolios’ shareholders, and unanimously approved the proposed Sub-Advisory Agreement.

This chart provides information about the Trustees and Officers who oversee the Portfolios.  Officers elected by the Trustees manage the day-to-day operations of the Portfolios and execute policies formulated by the Trustees.  The address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137 unless otherwise noted.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Anthony J. Hertl (1950)	Trustee Since 2005	Consultant to small and emerging businesses (since 2000).	96

AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund; Satuit Capital Management Trust;  World Funds Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisors Trust (2007- February 2011) and Global Real Estate Fund (2009-2011)

Gary W. Lanzen (1954)	Trustee Since 2005	President, Orizon Investment Counsel, LLC (2000-2006); Chief Investment Officer (2006 -2010); Partner, Orizon Group, Inc. (a financial services company) (2000-2006).	96	AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund
Mark H. Taylor (1964)	Trustee Since 2007	Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Member Auditing Standards Board, AICPA (2008-2011).	96	Ladenburg Thalmann Alternative Strategies Fund; Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman)
John V. Palancia (1954)	Trustee Since 2011	Retired. Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	96

TOPSTM Protected ETF Portfolios

SUPPLEMENTAL INFORMATION (Continued)

December 31, 2011 (Unaudited)

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Michael Miola*** (1952)	Trustee Since 2005	Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Advisor Services, LLC, CLS Investments, LLC, Gemcom, LLC and Northern Lights Compliance Services, LLC (since 2003).	96	AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund ; Constellation Trust Co.
Andrew Rogers 450 Wireless Blvd. Hauppauge, NY 11788 (1969)	President Since 2006

President and Manager, Gemini Fund Services, LLC (since 2006), formerly Senior Vice President and Director of Administration (2001 - 2005); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); Manager (since 2006) and President (since 2004), GemCom LLC.

			N/A	N/A
Kevin E. Wolf 450 Wireless Blvd. Hauppauge, NY 11788 (1969)	Treasurer Since 2006

Director of Fund Administration, Gemini Fund Services, LLC (since 2006); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (since 2004); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

			N/A	N/A
James P. Ash 450 Wireless Blvd. Hauppauge, NY 11788 (1976)	Secretary Since 2011

Vice President of Gemini Fund Services, LLC (since 2011); Director of Legal Administration, Gemini Fund Services, LLC (since 2009); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

			N/A	N/A

TOPSTM Protected ETF Portfolios

SUPPLEMENTAL INFORMATION (Continued)

December 31, 2011 (Unaudited)

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Brian Nielsen (1972)	Assistant Secretary Since 2011

Secretary and General Counsel for NorthStar Financial Services Group, LLC (since 2003); CLS Investments, LLC and Orion Advisor Services, LLC (since 2001); President, Manager, Secretary and General Counsel for Northern Lights Distributors, LLC (since 2003); Director, Secretary and General Counsel for Constellation Trust Company (since 2004); Assistant Secretary for Gemini Fund Services, LLC (since 2003) and Gemcom, LLC (since 2004); and Manager and Assistant Secretary for Northern Lights Compliance Services, LLC (since 2004).

			N/A	N/A
Lynn Bowley (1958)	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A
James Colantino 450 Wireless Blvd. Hauppauge, NY 11788 (1969)	Assistant Treasurer Since 2006	Vice President (2004 - Present); Senior Fund Administrator (1999-2004), Gemini Fund Services, LLC.	N/A	N/A
Erik Naviloff 450 Wireless Blvd. Hauppauge, NY 11788 (1968)	Assistant Treasurer Since 2009	Assistant Vice President, Gemini Fund Services, LLC, since 2007; Senior Accounting Manager, Fixed Income, Dreyfus Corporation, 2002 to 2007.	N/A	N/A
Richard Gleason 450 Wireless Blvd. Hauppauge, NY 11788 (1977)	Assistant Treasurer Since 2010	Manager of Fund Administration, Gemini Fund Services, LLC (since 2008); Senior Fund Administrator, Gemini Fund Services, LLC (2005-2008).	N/A	N/A

TOPSTM Protected ETF Portfolios

SUPPLEMENTAL INFORMATION (Continued)

December 31, 2011 (Unaudited)

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Dawn Borelli 450 Wireless Blvd. Hauppauge, NY 11788 (1972)	Assistant Treasurer Since 2010	Assistant Vice President, Fund Administration, Gemini Fund Services, LLC (since 2010), Assistant Vice President, Global Fund Administration, Legg Mason & Co. LLC (2003 – 2010).	N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely.

** The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Funds’ Distributor).

The Portfolio’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-572-5945.

PRIVACY NOTICE

NORTHERN LIGHTS VARIABLE TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS VARIABLE TRUST

Page 2

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Variable Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Portfolios voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-855-572-5945 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-572-5945.

INVESTMENT ADVISOR

ValMark Advisers, Inc.

130 Springside Drive

Akron, OH  44333

INVESTMENT SUB-ADVISOR

Milliman, Inc.

71 S. Wacker Drive, 31st Floor

Chicago, IL 60606

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)

The board of directors of the fund has determined that Mark Taylor and Anthony Hertl are independent audit committee financial experts.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FYE 2011 - $18,000

(b)

Audit-Related Fees

FYE 2011 - None

(c)

Tax Fees

FYE 2011 - $6,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

FYE 2011 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2011

Audit-Related Fees:

0.00%

Tax Fees:

0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2011 - None

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/9/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

3/9/12

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

3/9/12